                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bremer Trust, National Association
            ------------------------------------------
Address:    4150 - 2nd St. S., P.O. Box 986
            ------------------------------------------
            St. Cloud, MN 56302-0986
            ------------------------------------------


 Form 13F File Number: 28-7722
                       --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Erickson
          --------------------------------------------
Title:    Vice President, Investments
          --------------------------------------------
Phone:    (651) 312-3508
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ DAVID J. ERICKSON            St. Cloud, MN                     11/12/04
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                119
                                              -----------------------

Form 13F Information Table Value Total:      $     150,551
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:                         0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                  Name of Reporting Manager: Bremer Trust, N.A.


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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Accenture LTD            ADR           G1150G111     1,391       51,434   51,434                               51,434
Ingersoll-Rand Co        Com           G4776G101       255        3,955    3,955                                3,955
Nabors Industries LTD    Com           G6359F103     1,069       22,580   22,480                100            22,580
ADC Telecommunications   Com           000886101       259      143,010  127,115     5,000   10,895           133,010         10,000
AFLAC Inc                Com           001055102     1,905       48,578   48,368                210            48,578
Abbott Labs              Com           002824100       469       11,066    9,766              1,300            11,066
Allete                   Com           018522102       290       10,913    9,879              1,034            10,913
Allstate                 Com           020002101       527       10,986   10,986                               10,986
Altria Group Inc         Com           02209S103       276        5,875    2,875     1,000    2,000             5,875
American Express Co      Com           025816109     1,262       24,519   24,219                300            24,219            300
American Int'l Group     Com           026874107     2,436       35,833   31,376              4,457            35,833
Inc
American Pwr             Com           029066107       639       36,753   36,613                140            36,753
Conversion Corp
Amgen                    Com           031162100     2,123       37,408   36,673                735            37,408
ATMEL Corp               Com           049513104       132       36,450   35,750       300      400            36,450
Avon Products Inc        Com           054303102     1,771       40,555   39,875                680            40,555
BP PLC                   ADR           055622104     2,126       36,955   32,113              4,842            34,309          2,646
Bank of American Corp    Com           060505104       687       15,846    2,340     2,400   11,106            15,846
Best Buy                 Com           086516101     1,704       31,407   29,342     1,900      165            31,407
Biomet Inc               Com           090613100     1,501       32,021   31,931                 90            32,021
Boeing Co                Com           097023105       466        9,030    7,290              1,740             9,030

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
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                                                                                                                    COLUMN 8
COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5            COLUMN 6         COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                   VALUE        # OF       INVESTMENT DISCRETION     OTHER
 ISSUER                  CLASS        CUSIP      [x$1000]      SHARES     SOLE     SHARED   OTHER   MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp   Com         101137107        982       24,725   24,725                              24,725
Bristol Myers Squibb Co  Com         110122108        295       12,450    3,000     1,000    8,450            9,950           2,500
Burlington Northern      Com         12189T104        603       15,747              3,447   12,300           15,747
Santa Fe
Burlington Resources     Com         122014103        569       13,940                      13,940           13,940
CVS                      Com         126650100      1,384       32,847   32,747                100           32,847
Carnival Corp Cruise     Com         143658300      2,146       45,373   45,273                100           45,373
Lines
Cepheid Inc              Com         15670R107        135       15,680   10,000              5,680           15,680
ChevronTexaco Corp       Com         166764100      1,604       29,900   29,074                826           29,900
Cisco Systems Inc        Com         17275R102      1,652       91,260   87,455       100    3,705           90,220           1,040
Citigroup Inc            Com         172967101      2,854       64,687   58,626       192    5,869           64,687
Coca-Cola Co             Com         191216100        352        8,788    5,465              3,323            8,788
Cognos Inc               Com         1924C109         846       23,815   23,685                130           23,815
Colgate Palmolive Co     Com         194162103        974       21,568   19,263       300    2,005           21,568
Communication Sys Inc    Com         203900105        602       72,833   72,833                              72,833
Community First          Com         203902101      1,521       47,455      656     1,247   45,552           47,455
Bankshares Inc
Computer Assoc Int'l     Com         204912109        250        9,505    9,270                235            9,505
Inc
Conagra Foods Inc        Com         205887102        321       12,469   11,419              1,050           12,469
D R Horton Inc           Com         23331A109        399       12,038                      12,038                           12,038
Deere & Co               Com         244199105        400        6,201    6,109                 92            6,201
Dell Computer Corp       Com         247025109      1,929       54,179   51,654              2,525           54,179
Disney Walt Co           Com         254687106      2,089       92,637   87,644       150    4,843           92,637


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
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                                                                                                                    COLUMN 8
COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                   VALUE       # OF        INVESTMENT DISCRETION     OTHER
 ISSUER                  CLASS        CUSIP       [x$1000]     SHARES     SOLE     SHARED   OTHER   MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Donaldson Inc            Com         257651109        419       14,740    4,500             10,240            8,740            6,000
Dover Corp               Com         260003108      1,326       34,122   33,637                485           34,122
Du Pont E I De Nemours   Com         263534109        273        6,390    5,730       360      300            6,390
& Co
Ecolab Inc               Com         278865100      1,919       61,028   60,668                360           61,028
Emerson Electric Co      Com         291011104      1,425       23,017   20,637              2,380           21,017            2,000
Endocardial Solutions    Com         292962107        179       15,500                      15,500                            15,500
Inc
Enerplus Resources Fund  ADR         29274D604        247        7,600    6,600              1,000            7,600
Exxon Mobil              Com         30231G102      3,907       80,847   74,257     4,582    2,008           80,847
FPL Group Inc            Com         302571104        252        3,682    2,882                800            3,682
FED EX Corp              Com         31428X106      1,631       19,031   18,441                590           19,031
First Data Corp          Com         319963103      1,852       42,572   38,847       400    3,325           39,372            3,200
Ford Motor Co            Com         345370860        365       25,970    4,433       874   20,663           24,970            1,000
Fortune Brands           Com         349631101        286        3,860      660              3,200              660            3,200
HB Fuller                Com         359694106        244        8,912                       8,912            2,912            6,000
G & K Services Inc       Com         361268105        502       12,642    2,000             10,642            9,642            3,000
General Electric Co      Com         369604103      4,917      146,436  128,651     2,620   15,165          143,986            2,450
Grainger W W Inc         Com         384802104      1,670       28,975   27,825              1,150           28,725              250
Halliburton Co           Com         406216101        351       10,404   10,104                300           10,404
Hector Com Co            Com         422730101      1,051       50,034   50,034                              50,034
Hilton Hotels Corp       Com         432848109        201       10,690   10,440                250           10,690
Home Depot               Com         437076102        325        8,290    6,205              2,085            8,290


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Page 4 of 6


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                                                                                                                    COLUMN 8
COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                   VALUE       # OF        INVESTMENT DISCRETION     OTHER
 ISSUER                  CLASS        CUSIP       [x$1000]     SHARES     SOLE     SHARED   OTHER   MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp               Com         458140100      2,099      104,642   87,578       300   16,764             101,642         3,000
International Business   Com         459200101      2,290       26,712   25,082       400    1,230              25,562         1,150
Machs
Investors Real Estate    REIT        461730103      5,552      554,677  326,487    13,577  214,613             462,753        91,924
J P Morgan Chase         Com         46625H100      1,735       43,670   37,427       925    5,318              39,670         4,000
Johnson & Johnson        Com         478160104      2,637       46,813   42,983              3,830              44,813         2,000
Kimberly Clark Corp      Com         494368103      1,756       27,185   27,085                100              27,185
Kohl's                   Com         500255104      1,068       22,162   22,092                 70              22,162
Lucent Technologics Inc  Com         549463107        130       40,954   31,186       584    9,184              32,754         8,200
MDU Resources Group      Com         552690109        247        9,388    3,076     5,812      500               8,888           500
Marriot International    Com         571903202        418        8,040    8,040                                  8,040
Inc
McDonalds Corp           Com         580135101      2,578       91,983   74,313             17,670              91,983
Medtronic Inc            Com         585055106     12,178      234,652  105,634    71,766   57,252             232,652         2,000
Mellon Financial Corp    Com         58551A108      1,338       48,322   48,222                100              48,322
Merck & Co Inc           Com         589331107      1,158       35,098    6,576       200   28,322              32,198         2,900
Microsoft Corp           Com         594918104      3,484      125,995  114,447       400   11,148             125,215           780
Morgan Stanley/Dean      Com         617446448        438        8,882    8,882                                  8,882
Witter & Co
Multiband Corp           Com         62544X100         12       10,000   10,000                                 10,000
Mylan Laboratories       Com         628530107      1,287       71,515   71,315                200              71,515
Nokia Corporation        ADR         654902204        929       67,733   66,203              1,530              67,733
Oracle Corp              Com         68389X105      1,312      116,333  113,768       350    2,215             116,333
Otter Tail Power Co      Com         689648103        211        8,278    5,910     1,568      800               8,278


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
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                                                                                                                    COLUMN 8
COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4    COLUMN 5           COLUMN 6          COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                   VALUE       # OF        INVESTMENT DISCRETION     OTHER
 ISSUER                  CLASS        CUSIP       [x$1000]     SHARES     SOLE     SHARED   OTHER   MANAGERS  SOLE    SHARED   NONE
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
Pentair Inc              Com         709631105        322        9,228                       9,228               4,228         5,000
PepsiCo Inc              Com         713448108      2,060       42,334   40,649              1,685              42,134           200
Petrofund Energy Trust   ADR         71648W108        183       14,500   14,500                                 14,500
Pfizer Inc               Com         717081103      3,301      107,890   98,787       443    8,660             107,490           400
Proctor & Gamble         Com         742718109        442        8,162      562              7,600               8,162
Prudential Financial     Com         744320102        368        7,826    7,826                                  7,826
Corp
Quest Diagnostics Inc    Com         74834L100      1,863       21,118   20,548       500       70              21,118
Raytheon Co              Com         755111507        211        5,559    1,328              4,231               1,359         4,200
SBC Communication Inc    Com         78387G103      1,052       40,523   32,032     3,500    4,991              40,055           468
St. Paul Cos Inc         Com         792860108      1,676       50,702   46,776              3,926              48,702         2,000
Schlumberger LTD         Com         806857108      1,038       15,419   12,153       626    2,640              13,219         2,200
Charles Schwab Co        Com         808513105        151       16,400   11,010              5,390              16,400
Service Master Co        Com         81760N109        388       30,161   30,161                                 30,161
Southern Co              Com         842587107        351       11,707    9,382     1,200    1,125              11,707
Southwest Airlines       Com         844741108      1,104       81,080   79,330              1,750              81,080
Target                   Com         87612E106      3,514       77,651   61,651             16,000              74,651         3,000
Texas Instruments        Com         882508104      1,141       53,599   52,824       400      375              53,599
Textron Inc              Com         883203101        628        9,775    9,675                100               9,775
3M Co                    Com         88579Y101      5,231       65,417   43,275     3,100   19,042              63,417         2,000
Time Warner Inc          Com         887317105      1,230       76,185   67,660       300    8,225              70,210         5,975
Toro Co                  Com         891092108        205        3,000                       3,000                             3,000
Tyco Int'l Ltd New       Com         902124106        397       12,957    2,805       500    9,652              12,957


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
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                                                                                                                    COLUMN 8
COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4    COLUMN 5           COLUMN 6          COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                   VALUE       # OF        INVESTMENT DISCRETION     OTHER
 ISSUER                  CLASS        CUSIP       [x$1000]     SHARES     SOLE     SHARED   OTHER   MANAGERS  SOLE     SHARED  NONE
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
US Bancorp Del           Com         902973106      1,823       63,072   47,877     4,990   10,205              55,072         8,000
Ultra Petroleum Corp     Com         903914109        368        7,500                       7,500               7,500
United Parcel Service    Com         911312106        226        2,980    2,850       130                        2,980
Cl B
Verizon                  Com         92343V104        903       22,936   13,092     3,410    6,434              20,336         2,600
Viacom B                 Com         925524308      1,564       46,609   46,299       200      110              46,609
Wal-Mart Stores Inc      Com         931142103      2,330       43,795   37,690              6,105              40,045         3,750
Walgreen Co              Com         931422109      2,287       63,835   60,835              3,000              63,435           400
Washington Mutual Inc    Com         939322103        219        5,597      570              5,027               2,697         2,900
Wells Fargo & Co         Com         94974B101      2,572       43,131   33,365     3,366    6,400              43,131
Weyerhauser              Com         962166104        275        4,135    4,135                                  4,135
Wyeth                    Com         983024100        329        8,791    3,991              4,800               6,791         2,000
X-Cel Energy Com         Com         98389B100        850       49,100   29,376     4,507   15,217              46,600         2,500
Yum! Brands Inc          Com         988498101        309        7,610    7,350                260               7,610
Zimmer Holdings Inc      Com         98956P102        246        3,109    2,673       100      336               3,109